Supplementary Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2021
Supplementary Financial Statement Information [Abstract]
Schedule of disaggregated revenues
	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Revenues from licensing agreement (See note 5)	$14,000	$-	$-	$-
Revenues from the sales of goods	1,145	1,228	691	713
Revenues from rendering of services	46	204	-	110
Total revenues	$15,191	$1,432	$691	$823

Schedule of revenues by geographical area
	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
United states and Canada	$14,603	$1,334	$193	$789

Europe	588	98	498	34

Total	$15,191	$1,432	$691	$823

Schedule of revenue by major customers
	Six months ended June 30,				Three months ended June 30,
	2021			2020	2021	2020

Customer A		$14,364		$469	$161	$273

Customer B	$	*	)	$-	$440	$-

Customer C	$	*	)	$849	$-	$500

*)	Less than 10%.